Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014179
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class A
Trading Symbol	EAASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[1]
AssetsNet	$ 9,817,636,331
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081644
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class C
Trading Symbol	ECASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.90%	[2]
AssetsNet	$ 9,817,636,331
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014180
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class I
Trading Symbol	EISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[3]
AssetsNet	$ 9,817,636,331
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080480
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class R
Trading Symbol	ERSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[4]
AssetsNet	$ 9,817,636,331
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142448
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class R6
Trading Symbol	ERASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%	[5]
AssetsNet	$ 9,817,636,331
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014177
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class A
Trading Symbol	EAALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%	[6]
AssetsNet	$ 646,476,544
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$646,476,544
# of Portfolio Holdings	22
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	1.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Consumer Discretionary	4.8%
Materials	7.7%
Communication Services	7.9%
Industrials	11.8%
Information Technology	13.6%
Health Care	21.3%
Financials	24.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000102330
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class C
Trading Symbol	EAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.82%	[7]
AssetsNet	$ 646,476,544
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$646,476,544
# of Portfolio Holdings	22
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	1.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Consumer Discretionary	4.8%
Materials	7.7%
Communication Services	7.9%
Industrials	11.8%
Information Technology	13.6%
Health Care	21.3%
Financials	24.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014178
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class I
Trading Symbol	EILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%	[8]
AssetsNet	$ 646,476,544
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$646,476,544
# of Portfolio Holdings	22
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	1.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Consumer Discretionary	4.8%
Materials	7.7%
Communication Services	7.9%
Industrials	11.8%
Information Technology	13.6%
Health Care	21.3%
Financials	24.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243416
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class R6
Trading Symbol	ERLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%	[9]
AssetsNet	$ 646,476,544
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$646,476,544
# of Portfolio Holdings	22
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	1.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Consumer Discretionary	4.8%
Materials	7.7%
Communication Services	7.9%
Industrials	11.8%
Information Technology	13.6%
Health Care	21.3%
Financials	24.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108310
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class A
Trading Symbol	ESEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%	[10]
AssetsNet	$ 340,244,917
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$340,244,917
# of Portfolio Holdings	30
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.7%
Communication Services	6.3%
Materials	7.8%
Health Care	11.1%
Consumer Discretionary	15.4%
Information Technology	16.9%
Industrials	17.2%
Financials	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108311
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class C
Trading Symbol	ESECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.80%	[11]
AssetsNet	$ 340,244,917
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$340,244,917
# of Portfolio Holdings	30
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.7%
Communication Services	6.3%
Materials	7.8%
Health Care	11.1%
Consumer Discretionary	15.4%
Information Technology	16.9%
Industrials	17.2%
Financials	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108312
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class I
Trading Symbol	ESEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[12]
AssetsNet	$ 340,244,917
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$340,244,917
# of Portfolio Holdings	30
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.7%
Communication Services	6.3%
Materials	7.8%
Health Care	11.1%
Consumer Discretionary	15.4%
Information Technology	16.9%
Industrials	17.2%
Financials	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000181782
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class R6
Trading Symbol	ESERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[13]
AssetsNet	$ 340,244,917
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$340,244,917
# of Portfolio Holdings	30
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.7%
Communication Services	6.3%
Materials	7.8%
Health Care	11.1%
Consumer Discretionary	15.4%
Information Technology	16.9%
Industrials	17.2%
Financials	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized